Selected statement of Operating Data - Schedule of Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Operating income:
OPERATING INCOME (LOSS)	$ 47,531	$ (40,796)	[1]	$ 60,097	[1]
FINANCIAL EXPENSES - net	1,191	5,120	[1]	6,587	[1]
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	$ 46,340	$ (45,916)	[1]	$ 53,510	[1]

[1]	See Note 1a(ii).